Regulatory Matters	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Entity Information [Line Items]
Regulatory Assets and Liabilities
REGULATORY MATTERS

Basic Rates and Charges

In March 2016, the IURC issued the 2016 Rate Order authorizing IPL to increase its basic rates and charges by $30.8 million annually. The order also authorized IPL to collect, over a ten year period, $117.7 million of previously deferred regulatory assets related to IPL’s participation in the regional transmission organization known as MISO. Such deferred costs are amortized to expense over ten years. Accordingly, $11.8 million of IPL’s long-term MISO regulatory asset is included within current regulatory assets on the accompanying Unaudited Condensed Consolidated Balance Sheets. The rate order also authorized an increase in IPL’s depreciation rates of $24.3 million annually compared to the twelve months ended June 30, 2014, which is the period upon which the rate increase was calculated. IPL also received approval to implement three new rate riders for current recovery from customers of ongoing MISO costs and capacity costs, and for sharing with customers 50% of wholesale sales margins above and below the established annual benchmark of $6.3 million. Additionally, the capacity rider provides that IPL will share with customers 50% of any capacity sales. The order approved recovery of IPL’s pension expenses and a return on IPL’s discretionary pension fundings. While the IURC noted in the order that they found IPL’s Service Company cost allocations to be reasonable, IPL was directed to request the FERC to review its Service Company allocations. In September 2017, the FERC completed its review, authorizing the Service Company’s allocation of costs of non-power goods and services to IPL. In the 2016 Rate Order, the IURC also closed their investigation into IPL’s underground network.

Some of the intervening parties in the IURC rate case filed petitions for reconsideration of the IURC’s 2016 Rate Order with respect to certain issues. These petitions were subsequently denied by the IURC. In addition, certain intervening parties filed notices of appeal of the order. On April 5, 2017, the Indiana Court of Appeals affirmed the IURC’s 2016 Rate Order.

In May 2014, IPL received an order from the IURC granting approval to build a 644 to 685 MW CCGT at Eagle Valley. The costs to build and operate the CCGT, other than fuel costs, will not be recoverable by IPL through rates until the conclusion of a base rate case proceeding with the IURC after construction is completed.

On December 22, 2016, IPL filed a petition with the IURC for authority to increase its basic rates and charges primarily to recover the cost of the new CCGT. The CCGT was previously expected to be completed in the first half of 2017, but is now expected to be completed in the first half of 2018. To address this change, on February 24, 2017, IPL filed a motion to withdraw the case without prejudice or alternatively amend the petition and case-in-chief at a later date. On March 15, 2017, the IURC dismissed the rate case without prejudice. IPL expects to file a new base rate case with the IURC to coincide with the completion of the CCGT.

CCR

On April 26, 2017, the IURC approved IPL’s CCR compliance request to install a bottom ash dewatering system at its Petersburg generating station and to recover 80% of qualifying costs through a rate adjustment mechanism with the remainder recorded as a regulatory asset for recovery in a subsequent rate case. The approved capital cost of the CCR compliance plan is approximately $47 million.

NAAQS

On April 26, 2017, the IURC approved IPL’s request for NAAQS SO2 compliance at its Petersburg generation station with 80% of qualifying costs recovered through a rate adjustment mechanism and the remainder recorded as a regulatory asset for recovery in a subsequent rate case. The approved capital cost of the NAAQS SO2 compliance plan is approximately $29 million.

REGULATORY ASSETS AND LIABILITIES

Regulatory assets represent deferred costs or credits that have been included as allowable costs or credits for ratemaking purposes. IPL has recorded regulatory assets or liabilities relating to certain costs or credits as authorized by the IURC or established regulatory practices in accordance with ASC 980. IPL is amortizing non tax‑related regulatory assets to expense over periods ranging from 1 to 35 years. Tax-related regulatory assets represent the net income tax costs to be considered in future regulatory proceedings generally as the tax-related amounts are paid.

The amounts of regulatory assets and regulatory liabilities at December 31 are as follows:

	2016	2015	Recovery Period
	(In Thousands)
Regulatory Assets
Current:
Undercollections of rate riders	$19,959	$8,002	Approximately 1 year(1)
Costs being recovered through base rates	13,953	—	Approximately 1 year(1)
Total current regulatory assets	$33,912	$8,002
Long-term:
Unrecognized pension and other
postretirement benefit plan costs	$218,070	$226,889	Various(2)
Income taxes recoverable through rates	51,131	35,765	Various
Deferred MISO costs	114,359	128,610	Through 2026(3)
Unamortized Petersburg Unit 4 carrying
charges and certain other costs	10,193	11,248	Through 2026(1)(4)
Unamortized reacquisition premium on debt	22,501	23,268	Over remaining life of debt
Environmental projects	30,678	16,876	Through 2050(1)(4)
Other miscellaneous	3,778	5,544	To be determined(1)(5)
Total long-term regulatory assets	$450,710	$448,200
Total regulatory assets	$484,622	$456,202
Regulatory Liabilities
Current:
Overcollections of rate riders	$3,311	$24,019	Approximately 1 year(1)
FTRs	4,393	4,150	Approximately 1 year(1)
Total current regulatory liabilities	$7,704	$28,169
Long-term:
ARO and accrued asset removal costs	$668,787	$637,065	Not Applicable
Unamortized investment tax credit	1,507	2,451	Through 2021
Total long-term regulatory liabilities	$670,294	$639,516
Total regulatory liabilities	$677,998	$667,685

(1)	Recovered (credited) per specific rate orders

(2)	IPL receives a return on its discretionary funding

(3)	The majority of these costs are being recovered per specific rate order; recovery for the remaining costs is probable but timing not yet determined

(4)	Recovered with a current return

(5)	A portion of this amount will be recovered over the next two years
Deferred Fuel

Deferred fuel costs are a component of current regulatory assets or liabilities (which is a result of IPL charging either more or less for fuel than our actual costs to our jurisdictional customers) and are expected to be recovered through future FAC proceedings. IPL records deferred fuel in accordance with standards prescribed by the FERC. The deferred fuel adjustment is the result of variances between estimated fuel and purchased power costs in IPL’s FAC and actual fuel and purchased power costs. IPL is generally permitted to recover underestimated fuel and purchased power costs in future rates through the FAC proceedings and therefore the costs are deferred when incurred and amortized into fuel expense in the same period that IPL’s rates are adjusted to reflect these costs.

Unrecognized Pension and Postretirement Benefit Plan Costs

In accordance with ASC 715 “Compensation – Retirement Benefits” and ASC 980, we recognize a regulatory asset equal to the unrecognized actuarial gains and losses and prior service costs. Pension expenses are recorded based on the benefit plan’s actuarially determined pension liability and associated level of annual expenses to be recognized. The other postretirement benefit plan’s deferred benefit cost is the excess of the other postretirement benefit liability over the amount previously recognized.

Income Taxes Recoverable Through Rates

This amount represents the portion of deferred income taxes that we believe will be recovered through future rates, based upon established regulatory practices, which permit the recovery of current taxes. Accordingly, this regulatory asset is offset by a deferred tax liability and is expected to be recovered, without interest, over the period underlying book-tax timing differences reverse and become current taxes.

Deferred MISO Costs

These consist of administrative costs for transmission services, transmission expansion cost sharing, and certain other operational and administrative costs from the MISO market. The majority of these costs are being recovered per specific rate order; recovery for the remaining costs is probable but timing not yet determined. See Note 2, “Regulatory Matters.”

ARO and Accrued Asset Removal Costs

In accordance with ASC 410 and ASC 980, IPL recognizes the cost of removal component of its depreciation reserve that does not have an associated legal retirement obligation as a deferred liability. This amount is net of the portion of legal ARO costs that is currently being recovered in rates.

Regulatory Matters
REGULATORY MATTERS

General

IPL is subject to regulation by the IURC as to its services and facilities, the valuation of property, the construction, purchase, or lease of electric generating facilities, the classification of accounts, rates of depreciation, retail rates and charges, the issuance of securities (other than evidences of indebtedness payable less than twelve months after the date of issue), the acquisition and sale of some public utility properties or securities and certain other matters.

In addition, IPL is subject to the jurisdiction of the FERC with respect to, among other things, short-term borrowings not regulated by the IURC, the sale of electricity at wholesale, the transmission of electric energy in interstate commerce, the classification of accounts, reliability standards, and the acquisition and sale of utility property in certain circumstances as provided by the Federal Power Act. As a regulated entity, IPL is required to use certain accounting methods prescribed by regulatory bodies which may differ from those accounting methods required to be used by unregulated entities.

IPL is also affected by the regulatory jurisdiction of the EPA at the federal level, and the IDEM at the state level. Other significant regulatory agencies affecting IPL include, but are not limited to, the NERC, the U.S. Department of Labor and the IOSHA.

Basic Rates and Charges

Our basic rates and charges represent the largest component of our annual revenues. Our basic rates and charges are determined after giving consideration, on a pro-forma basis, to all allowable costs for ratemaking purposes including a fair return on the fair value of the utility property used and useful in providing service to customers. These basic rates and charges are set and approved by the IURC after public hearings. Such proceedings, which have occurred at irregular intervals, involve IPL, the IURC, the Indiana Office of Utility Consumer Counselor, and other interested stakeholders. Pursuant to statute, the IURC is to conduct a periodic review of the basic rates and charges of all Indiana utilities at least once every four years, but the IURC has the authority to review the rates of any Indiana utility at any time. Once set, the basic rates and charges authorized do not assure the realization of a fair return on the fair value of property.

Our declining block rate structure generally provides for residential and commercial customers to be charged a lower per kWh rate at higher consumption levels. Therefore, as volumes increase, the weighted average price per kWh decreases. Numerous factors including, but not limited to, weather, inflation, customer growth and usage, the level of actual operating and maintenance expenditures, capital expenditures including those required by environmental regulations, fuel costs, generating unit availability and purchased power costs, can affect the return realized.

In March 2016, the IURC issued an order authorizing IPL to increase its basic rates and charges by $30.8 million annually. The order also authorized IPL to collect, over a ten year period, $117.7 million of previously deferred regulatory assets related to IPL’s participation in the regional transmission organization known as MISO. Such deferred costs will be amortized to expense over ten years. Accordingly, $11.8 million of IPL’s long-term MISO regulatory asset has been reclassified to current regulatory assets on the accompanying Consolidated Balance Sheets. The rate order also authorized an increase in IPL’s depreciation rates of $24.3 million annually compared to the twelve months ended June 30, 2014, which is the period upon which the rate increase was calculated. IPL also received approval to implement three new rate riders for current recovery from customers of ongoing MISO costs and capacity costs, and for sharing with customers 50% of wholesale sales margins above and below the established benchmark of $6.3 million. Additionally, the capacity rider provides that IPL will share with customers 50% of any capacity sales. The order approved recovery of IPL’s pension expenses and a return on IPL’s discretionary pension fundings. While the IURC noted in the order that they found IPL’s Service Company cost allocations to be reasonable, IPL was directed to request the FERC to review its Service Company allocations. Such review is currently underway. The IURC also closed their investigation into IPL’s underground network.

Some of the intervening parties in the IURC rate case filed petitions for reconsideration of the IURC’s March 2016 order with respect to certain issues. These petitions were subsequently denied by the IURC. In addition, certain intervening parties have filed notices of appeal of the order. No assurances can be given as to the timing or outcome of this proceeding.

In May 2014, IPL received an order from the IURC granting approval to build a 644 to 685 MW CCGT at Eagle Valley. The costs to build and operate the CCGT, other than fuel costs, will not be recoverable by IPL through rates until the conclusion of a base rate case proceeding with the IURC after construction is completed.

On December 22, 2016, IPL filed a petition with the IURC for authority to increase its basic rates and charges primarily to recover the cost of the new CCGT. The CCGT was previously expected to be completed in the first half of 2017, but is now expected to be completed in the first half of 2018. To address this change, on February 24, 2017, IPL filed a motion to withdraw the case without prejudice or alternatively amend the petition and case-in-chief, at a later date. No assurances can be given as to the timing or outcome of this proceeding.

FAC and Authorized Annual Jurisdictional Net Operating Income

IPL may apply to the IURC for a change in IPL’s fuel charge every three months to recover IPL’s estimated fuel costs, including the energy portion of purchased power costs, which may be above or below the levels included in IPL’s basic rates and charges. IPL must present evidence in each FAC proceeding that it has made every reasonable effort to acquire fuel and generate or purchase power or both so as to provide electricity to its retail customers at the lowest fuel cost reasonably possible.

Independent of the IURC’s ability to review basic rates and charges, Indiana law requires electric utilities under the jurisdiction of the IURC to meet operating expense and income test requirements as a condition for approval of requested changes in the FAC. Additionally, customer refunds may result if a utility’s rolling twelve-month operating income, determined at quarterly measurement dates, exceeds a utility’s authorized annual jurisdictional net operating income and there are not sufficient applicable cumulative net operating income deficiencies against which the excess rolling twelve-month jurisdictional net operating income can be offset.

ECCRA

IPL may apply to the IURC for approval of a rate adjustment known as the ECCRA every six months to recover costs (including a return) to comply with certain environmental regulations applicable to IPL’s generating stations. The total amount of IPL’s equipment approved for ECCRA recovery as of December 31, 2016 was $676 million. The jurisdictional revenue requirement that was approved by the IURC to be included in IPL’s rates for the six-month period from September 2016 through February 2017 was $49.9 million. During the years ended December 31, 2016, 2015 and 2014, we made environmental compliance expenditures of $124.0 million, $252.2 million, and $176.3 million, respectively. The vast majority of such costs are recoverable through our ECCRA filings.

DSM

In March 2014, legislation, referred to as SEA 340, was approved that effectively ended the IURC’s energy efficiency targets established in a 2009 statewide Generic DSM Order. Although SEA 340 puts an end to established efficiency targets, IPL will continue to offer cost-effective energy efficiency and demand response programs as one of many resources to meet future demand for electricity.

In December 2014, we received approval from the IURC of our 2015-2016 DSM plan. The approval included cost recovery on a set of DSM programs to be offered in 2015-2016 that was similar to the 2014 set of programs. It also included the ability for us to receive performance incentives dependent upon the level of success of the programs. Additionally, we were granted authority to record a regulatory asset for recovery in a future base rate case proceeding for lost margins which result from decreased kWh related to implementation of these DSM programs. We began recovering lost margins in the second half of 2016 utilizing the cost of service allocations approved in the IURC’s March 2016 rate case order. In December 2016, we received approval from the IURC of our DSM programs through the end of 2017; however, the IURC denied shareholder incentives pursuant to this order. IPL received shareholder incentives of approximately $7.7 million in 2016.

Wind and Solar Power Purchase Agreements

We are committed under a power purchase agreement to purchase all wind-generated electricity through 2029 from a wind project in Indiana. We are also committed under another agreement to purchase all wind-generated electricity for 20 years from a project in Minnesota. The Indiana project has a maximum output capacity of approximately 100 MW. The Minnesota project, which began commercial operation in October 2011, has a maximum output capacity of approximately 200 MW. In addition, we have 97 MW of solar-generated electricity in our service territory under long-term contracts in 2017 (these long-term contracts expire ranging from 2021 to 2030), of which 95 MW was in operation as of December 31, 2016. We have authority from the IURC to recover the costs for all of these agreements through an adjustment mechanism administered within the FAC. In addition, IPL sells the renewable energy in the form of renewable energy credits generated from these facilities for the benefit of retail customers through the same rate adjustment mechanism.

Indianapolis Power And Light Company [Member]
Entity Information [Line Items]
Regulatory Assets and Liabilities
REGULATORY MATTERS

Basic Rates and Charges

In March 2016, the IURC issued the 2016 Rate Order authorizing IPL to increase its basic rates and charges by $30.8 million annually. The order also authorized IPL to collect, over a ten year period, $117.7 million of previously deferred regulatory assets related to IPL’s participation in the regional transmission organization known as MISO. Such deferred costs are amortized to expense over ten years. Accordingly, $11.8 million of IPL’s long-term MISO regulatory asset is included within current regulatory assets on the accompanying Unaudited Condensed Consolidated Balance Sheets. The rate order also authorized an increase in IPL’s depreciation rates of $24.3 million annually compared to the twelve months ended June 30, 2014, which is the period upon which the rate increase was calculated. IPL also received approval to implement three new rate riders for current recovery from customers of ongoing MISO costs and capacity costs, and for sharing with customers 50% of wholesale sales margins above and below the established annual benchmark of $6.3 million. Additionally, the capacity rider provides that IPL will share with customers 50% of any capacity sales. The order approved recovery of IPL’s pension expenses and a return on IPL’s discretionary pension fundings. While the IURC noted in the order that they found IPL’s Service Company cost allocations to be reasonable, IPL was directed to request the FERC to review its Service Company allocations. In September 2017, the FERC completed its review, authorizing the Service Company’s allocation of costs of non-power goods and services to IPL. In the 2016 Rate Order, the IURC also closed their investigation into IPL’s underground network.

Some of the intervening parties in the IURC rate case filed petitions for reconsideration of the IURC’s 2016 Rate Order with respect to certain issues. These petitions were subsequently denied by the IURC. In addition, certain intervening parties filed notices of appeal of the order. On April 5, 2017, the Indiana Court of Appeals affirmed the IURC’s 2016 Rate Order.

In May 2014, IPL received an order from the IURC granting approval to build a 644 to 685 MW CCGT at Eagle Valley. The costs to build and operate the CCGT, other than fuel costs, will not be recoverable by IPL through rates until the conclusion of a base rate case proceeding with the IURC after construction is completed.

On December 22, 2016, IPL filed a petition with the IURC for authority to increase its basic rates and charges primarily to recover the cost of the new CCGT. The CCGT was previously expected to be completed in the first half of 2017, but is now expected to be completed in the first half of 2018. To address this change, on February 24, 2017, IPL filed a motion to withdraw the case without prejudice or alternatively amend the petition and case-in-chief at a later date. On March 15, 2017, the IURC dismissed the rate case without prejudice. IPL expects to file a new base rate case with the IURC to coincide with the completion of the CCGT.

CCR

On April 26, 2017, the IURC approved IPL’s CCR compliance request to install a bottom ash dewatering system at its Petersburg generating station and to recover80% of qualifying costs through a rate adjustment mechanism with the remainder recorded as a regulatory asset for recovery in a subsequent rate case. The approved capital cost of the CCR compliance plan is approximately $47 million.

NAAQS

On April 26, 2017, the IURC approved IPL’s request for NAAQS SO2 compliance at its Petersburg generation station with 80% of qualifying costs recovered through a rate adjustment mechanism and the remainder recorded as a regulatory asset for recovery in a subsequent rate case. The approved capital cost of the NAAQS SO2 compliance plan is approximately $29 million.

REGULATORY ASSETS AND LIABILITIES

Regulatory assets represent deferred costs or credits that have been included as allowable costs or credits for ratemaking purposes. IPL has recorded regulatory assets or liabilities relating to certain costs or credits as authorized by the IURC or established regulatory practices in accordance with ASC 980. IPL is amortizing non tax‑related regulatory assets to expense over periods ranging from 1 to 35 years. Tax-related regulatory assets represent the net income tax costs to be considered in future regulatory proceedings generally as the tax-related amounts are paid.

The amounts of regulatory assets and regulatory liabilities at December 31 are as follows:

	2016		2015	Recovery Period
	(In Thousands)
Regulatory Assets
Current:
Undercollections of rate riders	$19,959	8,002	$8,002	Approximately 1 year(1)
Costs being recovered through base rates	13,953		—	Approximately 1 year(1)
Total current regulatory assets	$33,912		$8,002
Long-term:
Unrecognized pension and other
postretirement benefit plan costs	$218,070		$226,889	Various(2)
Income taxes recoverable through rates	51,131		35,765	Various
Deferred MISO costs	114,359		128,610	Through 2026(3)
Unamortized Petersburg Unit 4 carrying
charges and certain other costs	10,193		11,248	Through 2026(1)(4)
Unamortized reacquisition premium on debt	22,501		23,268	Over remaining life of debt
Environmental projects	30,678		16,876	Through 2050(1)(4)
Other miscellaneous	3,778		5,544	To be determined(1)(5)
Total long-term regulatory assets	$450,710		$448,200
Total regulatory assets	$484,622		$456,202
Regulatory Liabilities
Current:
Overcollections of rate riders	$3,311		$24,019	Approximately 1 year(1)
FTRs	4,393		4,150	Approximately 1 year(1)
Total current regulatory liabilities	$7,704		$28,169
Long-term:
ARO and accrued asset removal costs	$668,787		$637,065	Not Applicable
Unamortized investment tax credit	1,507		2,451	Through 2021
Total long-term regulatory liabilities	$670,294		$639,516
Total regulatory liabilities	$677,998		$667,685

(1)	Recovered (credited) per specific rate orders

(2)	IPL receives a return on its discretionary funding

(3)	The majority of these costs are being recovered per specific rate order; recovery for the remaining costs is probable but timing not yet determined

(4)	Recovered with a current return

(5)	A portion of this amount will be recovered over the next two years

Deferred Fuel

Deferred fuel costs are a component of current regulatory assets or liabilities (which is a result of IPL charging either more or less for fuel than our actual costs to our jurisdictional customers) and are expected to be recovered through future FAC proceedings. IPL records deferred fuel in accordance with standards prescribed by the FERC. The deferred fuel adjustment is the result of variances between estimated fuel and purchased power costs in IPL’s FAC and actual fuel and purchased power costs. IPL is generally permitted to recover underestimated fuel and purchased power costs in future rates through the FAC proceedings and therefore the costs are deferred when incurred and amortized into fuel expense in the same period that IPL’s rates are adjusted to reflect these costs.

Unrecognized Pension and Postretirement Benefit Plan Costs

In accordance with ASC 715 “Compensation – Retirement Benefits” and ASC 980, we recognize a regulatory asset equal to the unrecognized actuarial gains and losses and prior service costs. Pension expenses are recorded based on the benefit plan’s actuarially determined pension liability and associated level of annual expenses to be recognized. The other postretirement benefit plan’s deferred benefit cost is the excess of the other postretirement benefit liability over the amount previously recognized.

Income Taxes Recoverable Through Rates

This amount represents the portion of deferred income taxes that we believe will be recovered through future rates, based upon established regulatory practices, which permit the recovery of current taxes. Accordingly, this regulatory asset is offset by a deferred tax liability and is expected to be recovered, without interest, over the period underlying book-tax timing differences reverse and become current taxes.

Deferred MISO Costs

These consist of administrative costs for transmission services, transmission expansion cost sharing, and certain other operational and administrative costs from the MISO market. The majority of these costs are being recovered per specific rate order; recovery for the remaining costs is probable but timing not yet determined. See Note 2, “Regulatory Matters.”

ARO and Accrued Asset Removal Costs

In accordance with ASC 410 and ASC 980, IPL recognizes the cost of removal component of its depreciation reserve that does not have an associated legal retirement obligation as a deferred liability. This amount is net of the portion of legal ARO costs that is currently being recovered in rates.

Regulatory Matters
. REGULATORY MATTERS

General

IPL is subject to regulation by the IURC as to its services and facilities, the valuation of property, the construction, purchase, or lease of electric generating facilities, the classification of accounts, rates of depreciation, retail rates and charges, the issuance of securities (other than evidences of indebtedness payable less than twelve months after the date of issue), the acquisition and sale of some public utility properties or securities and certain other matters.

In addition, IPL is subject to the jurisdiction of the FERC with respect to, among other things, short-term borrowings not regulated by the IURC, the sale of electricity at wholesale, the transmission of electric energy in interstate commerce, the classification of accounts, reliability standards, and the acquisition and sale of utility property in certain circumstances as provided by the Federal Power Act. As a regulated entity, IPL is required to use certain accounting methods prescribed by regulatory bodies which may differ from those accounting methods required to be used by unregulated entities.

IPL is also affected by the regulatory jurisdiction of the EPA at the federal level, and the IDEM at the state level. Other significant regulatory agencies affecting IPL include, but are not limited to, the NERC, the U.S. Department of Labor and the IOSHA.

Basic Rates and Charges

Our basic rates and charges represent the largest component of our annual revenues. Our basic rates and charges are determined after giving consideration, on a pro-forma basis, to all allowable costs for ratemaking purposes including a fair return on the fair value of the utility property used and useful in providing service to customers. These basic rates and charges are set and approved by the IURC after public hearings. Such proceedings, which have occurred at irregular intervals, involve IPL, the IURC, the Indiana Office of Utility Consumer Counselor, and other interested stakeholders. Pursuant to statute, the IURC is to conduct a periodic review of the basic rates and charges of all Indiana utilities at least once every four years, but the IURC has the authority to review the rates of any Indiana utility at any time. Once set, the basic rates and charges authorized do not assure the realization of a fair return on the fair value of property.

Our declining block rate structure generally provides for residential and commercial customers to be charged a lower per kWh rate at higher consumption levels. Therefore, as volumes increase, the weighted average price per kWh decreases. Numerous factors including, but not limited to, weather, inflation, customer growth and usage, the level of actual operating and maintenance expenditures, capital expenditures including those required by environmental regulations, fuel costs, generating unit availability and purchased power costs, can affect the return realized.

In March 2016, the IURC issued an order authorizing IPL to increase its basic rates and charges by $30.8 million annually. The order also authorized IPL to collect, over a ten year period, $117.7 million of previously deferred regulatory assets related to IPL’s participation in the regional transmission organization known as MISO. Such deferred costs will be amortized to expense over ten years. Accordingly, $11.8 million of IPL’s long-term MISO regulatory asset has been reclassified to current regulatory assets on the accompanying Consolidated Balance Sheets. The rate order also authorized an increase in IPL’s depreciation rates of $24.3 million annually compared to the twelve months ended June 30, 2014, which is the period upon which the rate increase was calculated. IPL also received approval to implement three new rate riders for current recovery from customers of ongoing MISO costs and capacity costs, and for sharing with customers 50% of wholesale sales margins above and below the established benchmark of $6.3 million. Additionally, the capacity rider provides that IPL will share with customers 50% of any capacity sales. The order approved recovery of IPL’s pension expenses and a return on IPL’s discretionary pension fundings. While the IURC noted in the order that they found IPL’s Service Company cost allocations to be reasonable, IPL was directed to request the FERC to review its Service Company allocations. Such review is currently underway. The IURC also closed their investigation into IPL’s underground network.

Some of the intervening parties in the IURC rate case filed petitions for reconsideration of the IURC’s March 2016 order with respect to certain issues. These petitions were subsequently denied by the IURC. In addition, certain intervening parties have filed notices of appeal of the order. No assurances can be given as to the timing or outcome of this proceeding.

In May 2014, IPL received an order from the IURC granting approval to build a 644 to 685 MW CCGT at Eagle Valley. The costs to build and operate the CCGT, other than fuel costs, will not be recoverable by IPL through rates until the conclusion of a base rate case proceeding with the IURC after construction is completed.

On December 22, 2016, IPL filed a petition with the IURC for authority to increase its basic rates and charges primarily to recover the cost of the new CCGT. The CCGT was previously expected to be completed in the first half of 2017, but is now expected to be completed in the first half of 2018. To address this change, on February 24, 2017, IPL filed a motion to withdraw the case without prejudice or alternatively amend the petition and case-in-chief, at a later date. No assurances can be given as to the timing or outcome of this proceeding.

FAC and Authorized Annual Jurisdictional Net Operating Income

IPL may apply to the IURC for a change in IPL’s fuel charge every three months to recover IPL’s estimated fuel costs, including the energy portion of purchased power costs, which may be above or below the levels included in IPL’s basic rates and charges. IPL must present evidence in each FAC proceeding that it has made every reasonable effort to acquire fuel and generate or purchase power or both so as to provide electricity to its retail customers at the lowest fuel cost reasonably possible.

Independent of the IURC’s ability to review basic rates and charges, Indiana law requires electric utilities under the jurisdiction of the IURC to meet operating expense and income test requirements as a condition for approval of requested changes in the FAC. Additionally, customer refunds may result if a utility’s rolling twelve-month operating income, determined at quarterly measurement dates, exceeds a utility’s authorized annual jurisdictional net operating income and there are not sufficient applicable cumulative net operating income deficiencies against which the excess rolling twelve-month jurisdictional net operating income can be offset.

ECCRA

IPL may apply to the IURC for approval of a rate adjustment known as the ECCRA every six months to recover costs (including a return) to comply with certain environmental regulations applicable to IPL’s generating stations. The total amount of IPL’s equipment approved for ECCRA recovery as of December 31, 2016 was $676 million. The jurisdictional revenue requirement that was approved by the IURC to be included in IPL’s rates for the six-month period from September 2016 through February 2017 was $49.9 million. During the years ended December 31, 2016, 2015 and 2014, we made environmental compliance expenditures of $124.0 million, $252.2 million, and $176.3 million, respectively. The vast majority of such costs are recoverable through our ECCRA filings.

DSM

In March 2014, legislation, referred to as SEA 340, was approved that effectively ended the IURC’s energy efficiency targets established in a 2009 statewide Generic DSM Order. Although SEA 340 puts an end to established efficiency targets, IPL will continue to offer cost-effective energy efficiency and demand response programs as one of many resources to meet future demand for electricity.

In December 2014, we received approval from the IURC of our 2015-2016 DSM plan. The approval included cost recovery on a set of DSM programs to be offered in 2015-2016 that was similar to the 2014 set of programs. It also included the ability for us to receive performance incentives dependent upon the level of success of the programs. Additionally, we were granted authority to record a regulatory asset for recovery in a future base rate case proceeding for lost margins which result from decreased kWh related to implementation of these DSM programs. We began recovering lost margins in the second half of 2016 utilizing the cost of service allocations approved in the IURC’s March 2016 rate case order. In December 2016, we received approval from the IURC of our DSM programs through the end of 2017; however, the IURC denied shareholder incentives pursuant to this order. IPL received shareholder incentives of approximately $7.7 million in 2016.

Wind and Solar Power Purchase Agreements

We are committed under a power purchase agreement to purchase all wind-generated electricity through 2029 from a wind project in Indiana. We are also committed under another agreement to purchase all wind-generated electricity for 20 years from a project in Minnesota. The Indiana project has a maximum output capacity of approximately 100 MW. The Minnesota project, which began commercial operation in October 2011, has a maximum output capacity of approximately 200 MW. In addition, we have 97 MW of solar-generated electricity in our service territory under long-term contracts in 2017 (these long-term contracts expire ranging from 2021 to 2030), of which 95 MW was in operation as of December 31, 2016. We have authority from the IURC to recover the costs for all of these agreements through an adjustment mechanism administered within the FAC. In addition, IPL sells the renewable energy in the form of renewable energy credits generated from these facilities for the benefit of retail customers through the same rate adjustment mechanism.